Commitments and Contingencies - Purchase Obligations (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	$ 260,279
2017	343,337
2018	495,800
2019	464,000
Total	1,563,416
Drilling units building contracts
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	260,279
2017	343,337
2018	495,800
2019	464,000
Total	$ 1,563,416